Market Risk Benefits	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Market Risk Benefits	LIABILITY FOR FUTURE POLICY BENEFITS
Liability for Future Policy Benefits primarily consists of the following sub-components, which are discussed in greater detail below.

•Benefit Reserves;
•Deferred Profit Liability; and
•Additional Insurance Reserves
Benefit Reserves

The balances of and changes in Benefit Reserves as of and for the periods indicated consist of the three tables presented below: Present Value of Expected Net Premiums rollforward, Present Value of Expected Future Policy Benefits rollforward, and Net Liability for Future Policy Benefits.

	December 31, 2022
	Present Value of Expected Net Premiums
	Term Life	Fixed Annuities	Total
	(in thousands)
Balance, beginning of period	$12,485,056	$0	$12,485,056
Effect of cumulative changes in discount rate assumptions, beginning of period	(1,826,120)	0	(1,826,120)
Balance at original discount rate, beginning of period	10,658,936	0	10,658,936
Effect of assumption update	1,295,294	0	1,295,294
Effect of actual variances from expected experience and other activity	(112,661)	(1,143)	(113,804)
Adjusted balance, beginning of period	11,841,569	(1,143)	11,840,426
Issuances	439,874	30,469	470,343
Net premiums / considerations collected	(1,339,902)	(29,326)	(1,369,228)
Interest accrual	525,149	0	525,149
Balance at original discount rate, end of period	11,466,690	0	11,466,690
Effect of cumulative changes in discount rate assumptions, end of period	(554,896)	0	(554,896)
Balance, end of period	$10,911,794	$0	$10,911,794

	December 31, 2022
	Present Value of Expected Future Policy Benefits
	Term Life	Fixed Annuities	Total
	(in thousands)
Balance, beginning of period	$20,937,097	$237,065	$21,174,162
Effect of cumulative changes in discount rate assumptions, beginning of period	(3,607,275)	(16,704)	(3,623,979)
Balance at original discount rate, beginning of period	17,329,822	220,361	17,550,183
Effect of assumption update	1,756,995	0	1,756,995
Effect of actual variances from expected experience and other activity	(206,175)	(1,639)	(207,814)
Adjusted balance, beginning of period	18,880,642	218,722	19,099,364
Issuances	439,874	30,469	470,343
Interest accrual	888,525	7,836	896,361
Benefit payments	(1,416,823)	(27,138)	(1,443,961)
Other adjustments	5,068	(286)	4,782
Balance at original discount rate, end of period	18,797,286	229,603	19,026,889
Effect of cumulative changes in discount rate assumptions, end of period	(962,035)	(24,876)	(986,911)
Balance, end of period	$17,835,251	$204,727	$18,039,978
Other, end of period			2,127
Total balance, end of period			$18,042,105

	December 31, 2022
	Net Liability for Future Policy Benefits (Benefit Reserves)
	Term Life	Fixed Annuities	Total
	(in thousands)
Balance, end of period, pre-flooring	$6,923,457	$204,727	$7,128,184
Flooring impact, end of period	0	0	0
Balance, end of period, post-flooring	6,923,457	204,727	7,128,184
Less: Reinsurance recoverable	6,497,257	16,460	6,513,717
Balance after reinsurance recoverable, end of period, post-flooring	$426,200	$188,267	$614,467

	December 31, 2021
	Present Value of Expected Net Premiums
	Term Life	Fixed Annuities	Total
	(in thousands)
Balance, beginning of period	$12,791,701	$0	$12,791,701
Effect of cumulative changes in discount rate assumptions, beginning of period	(2,461,823)	0	(2,461,823)
Balance at original discount rate, beginning of period	10,329,878	0	10,329,878
Effect of assumption update	39,089	0	39,089
Effect of actual variances from expected experience and other activity	246,712	0	246,712
Adjusted balance, beginning of period	10,615,679	0	10,615,679
Issuances	747,703	29,700	777,403
Net premiums / considerations collected	(1,193,642)	(29,700)	(1,223,342)
Interest accrual	489,196	0	489,196
Balance at original discount rate, end of period	10,658,936	0	10,658,936
Effect of cumulative changes in discount rate assumptions, end of period	1,826,120	0	1,826,120
Balance, end of period	$12,485,056	$0	$12,485,056

	December 31, 2021
	Present Value of Expected Future Policy Benefits
	Term Life	Fixed Annuities	Total
	(in thousands)
Balance, beginning of period	$21,897,943	$237,094	$22,135,037
Effect of cumulative changes in discount rate assumptions, beginning of period	(4,893,834)	(27,090)	(4,920,924)
Balance at original discount rate, beginning of period	17,004,109	210,004	17,214,113
Effect of assumption update	40,236	0	40,236
Effect of actual variances from expected experience and other activity	268,005	(1,422)	266,583
Adjusted balance, beginning of period	17,312,350	208,582	17,520,932
Issuances	747,703	29,700	777,403
Interest accrual	832,663	7,454	840,117
Benefit payments	(1,566,091)	(25,328)	(1,591,419)
Other adjustments	3,197	(47)	3,150
Balance at original discount rate, end of period	17,329,822	220,361	17,550,183
Effect of cumulative changes in discount rate assumptions, end of period	3,607,275	16,704	3,623,979
Balance, end of period	$20,937,097	$237,065	$21,174,162
Other, end of period			2,902
Total balance, end of period			$21,177,064

	December 31, 2021
	Net Liability for Future Policy Benefits (Benefit Reserves)
	Term Life	Fixed Annuities	Total
	(in thousands)
Balance, end of period, pre-flooring	$8,452,041	$237,065	$8,689,106
Flooring impact, end of period	951	0	951
Balance, end of period, post-flooring	8,452,992	237,065	8,690,057
Less: Reinsurance recoverable	7,855,802	19,314	7,875,116
Balance after reinsurance recoverable, end of period, post-flooring	$597,190	$217,751	$814,941

The following tables provide supplemental information related to the balances of and changes in Benefit Reserves included in the disaggregated tables above, on a gross (direct and assumed) basis, as of and for the periods indicated:

	December 31, 2022
	Term Life	Fixed Annuities
	($ in thousands)
Undiscounted expected future gross premiums	$22,223,836	$0
Discounted expected future gross premiums (at original discount rate)	$15,322,180	$0
Discounted expected future gross premiums (at current discount rate)	$14,587,657	$0
Undiscounted expected future benefits and expenses	$29,330,574	$306,286
Interest accrual	$363,375	$7,836
Gross premiums	$1,831,360	$32,105
Weighted-average duration of the liability in years (at original discount rate)	11	7
Weighted-average duration of the liability in years (at current discount rate)	10	6
Weighted-average interest rate (at original discount rate)	5.23%	3.60%
Weighted-average interest rate (at current discount rate)	5.39%	5.33%

	December 31, 2021
	Term Life	Fixed Annuities
	($ in thousands)
Undiscounted expected future gross premiums	$24,005,621	$0
Discounted expected future gross premiums (at original discount rate)	$16,246,950	$0
Discounted expected future gross premiums (at current discount rate)	$19,102,730	$0
Undiscounted expected future benefits and expenses	$27,127,403	$293,095
Interest accrual	$343,467	$7,454
Gross premiums	$1,822,261	$35,672
Weighted-average duration of the liability in years (at original discount rate)	10	7
Weighted-average duration of the liability in years (at current discount rate)	11	7
Weighted-average interest rate (at original discount rate)	5.30%	3.47%
Weighted-average interest rate (at current discount rate)	2.55%	2.49%
For additional information regarding observable market information and the techniques used to determine the interest rate assumptions seen above, see Note 2.
For non-participating traditional and limited-payment products, if a cohort is in a loss position where the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for the present value of expected future policy benefits and non-level claim settlement expenses, then the liability for future policy benefits is adjusted at that time, and thereafter such that all changes, both favorable and unfavorable, in expected benefits resulting from both actual experience deviations and changes in future assumptions are recognized immediately as a gain or loss.

In 2022, there was an $83 million charge to net income for nonparticipating traditional and limited-payment products, where net premiums exceeded gross premiums for certain issue-year cohorts, mostly offset by a $82 million gain, reflecting the impact of ceded reinsurance on the affected cohorts. The unfavorable impact in 2022 was primarily due to unfavorable assumption updates related to the individual term life products.

In 2021, there was a $15 million charge to net income for nonparticipating traditional and limited-payment products, where net premiums exceeded gross premiums for certain issue-year cohorts, mostly offset by a $14 million gain, reflecting the impact of ceded reinsurance on the affected cohorts. The unfavorable impact in 2021 was primarily due to unfavorable mortality experience related to the individual term life products.
Deferred Profit Liability

The balances of and changes in Deferred Profit Liability as of and for the periods indicated are as follows:

	December 31, 2022	December 31, 2021
	Fixed Annuities
	(in thousands)
Balance, beginning of period	$15,765	$9,959
Effect of actual variances from expected experience and other activity	1,250	1,247
Adjusted balance, beginning of period	17,015	11,206
Profits deferred	2,511	5,823
Interest accrual	616	529
Amortization	(1,909)	(1,793)
Other adjustments	(40)	0
Balance, end of period	18,193	15,765
Less: Reinsurance recoverable	1,684	1,726
Balance after reinsurance recoverable	$16,509	$14,039

The following table provides supplemental information related to the balances of and changes in Deferred Profit Liability, included in the disaggregated table above, on a gross (direct and assumed) basis, as of and for the period indicated:

	December 31, 2022	December 31, 2021
	Fixed Annuities
	(in thousands)
Revenue(1)	$(2,428)	$(5,805)
Interest accrual	616	529
(1) Represents the gross premiums collected in changes in deferred profit liability.
Additional Insurance Reserves

AIR represents the additional liability for annuitization, death, or other insurance benefits, including GMDB and GMIB contract features, that are above and beyond the contractholder's account balance.

The following table shows a rollforward of AIR balances for variable and universal life products for the periods indicated:

	December 31, 2022	December 31, 2021
	(in thousands)
Balance, including amounts in AOCI, beginning of period, post-flooring	$11,660,527	$10,878,087
Flooring impact and amounts in AOCI	(896,931)	(1,169,972)
Balance, excluding amounts in AOCI, beginning of period, pre-flooring	10,763,596	9,708,115
Effect of assumption update	2,197,592	(1,243)
Effect of actual variances from expected experience and other activity	(223,185)	53,125
Adjusted balance, beginning of period	12,738,003	9,759,997
Assessments collected(1)	961,924	848,263
Interest accrual	433,631	344,789
Benefits paid	(199,877)	(189,453)
Balance, excluding amounts in AOCI, end of period, pre-flooring	13,933,681	10,763,596
Flooring impact and amounts in AOCI	(1,269,236)	896,931
Balance, including amounts in AOCI, end of period, post-flooring	12,664,445	11,660,527
Less: Reinsurance recoverable	12,458,184	11,419,340
Balance after reinsurance recoverable, including amounts in AOCI, end of period	$206,261	$241,187
(1) Represents the portion of gross assessments required to fund the future policy benefits.

	December 31, 2022	December 31, 2021
	($ in thousands)
Interest accrual	$433,631	$344,789
Gross assessments	$1,367,796	$1,674,305
Weighted-average duration of the liability in years (at original discount rate)	23	22
Weighted-average interest rate (at original discount rate)	3.37%	3.37%
Future Policy Benefits Reconciliation

The following table presents the reconciliation of the ending balances from the above rollforwards, Benefit Reserves, Additional Insurance Reserves, and Deferred Profit Liability including other liabilities, gross of related reinsurance recoverables, to the total liability for Future Policy Benefits as reported on the Company's Consolidated Statements of Financial Position as of the periods indicated:

	December 31, 2022	December 31, 2021
	(in thousands)
Benefit reserves, end of period, post-flooring	$7,128,184	$8,690,057
Additional insurance reserves, including amounts in AOCI, end of period, post-flooring	12,664,445	11,660,527
Deferred profit liability, end of period, post-flooring	18,193	15,765
Subtotal of amounts disclosed above	19,810,822	20,366,349
Other Future policy benefits reserves(1)	1,018,211	1,144,400
Total Future policy benefits	$20,829,033	$21,510,749
(1)Represents balances for which disaggregated rollforward disclosures are not required, including unpaid claims and claims expenses, and incurred but not reported and in course of settlement claim liabilities.
Revenue and Interest Expense

The following tables present revenue and interest expense related to Benefit Reserves, Additional Insurance Reserves, and Deferred Profit Liability, as well as related revenue and interest expense not presented in the above supplemental tables in the Company's Consolidated Statement of Operations for the periods indicated:

	December 31, 2022
	Revenues(1)
	Term Life	Variable/ Universal Life	Fixed Annuities	Total
	(in thousands)
Benefit reserves	$1,831,360	$0	$32,105	$1,863,465
Additional insurance reserves	0	1,367,796	0	1,367,796
Deferred profit liability	0	0	(2,428)	(2,428)
Total	$1,831,360	$1,367,796	$29,677	$3,228,833

	December 31, 2021
	Revenues(1)
	Term Life	Variable/ Universal Life	Fixed Annuities	Total
	(in thousands)
Benefit reserves	$1,822,261	$0	$35,672	$1,857,933
Additional insurance reserves	0	1,674,305	0	1,674,305
Deferred profit liability	0	0	(5,805)	(5,805)
Total	$1,822,261	$1,674,305	$29,867	$3,526,433

(1)Represents "Gross premiums" for benefit reserves; "Gross assessments" for additional insurance reserves; and "Revenue" for deferred profit liability.

	December 31, 2022
	Interest Expense
	Term Life	Variable/ Universal Life	Fixed Annuities	Total
	(in thousands)
Benefit reserves	$363,375	$0	$7,836	$371,211
Additional insurance reserves	0	433,631	0	433,631
Deferred profit liability	0	0	616	616
Total	$363,375	$433,631	$8,452	$805,458

	December 31, 2021
	Interest Expense
	Term Life	Variable/ Universal Life	Fixed Annuities	Total
	(in thousands)
Benefit reserves	$343,467	$0	$7,454	$350,921
Additional insurance reserves	0	344,789	0	344,789
Deferred profit liability	0	0	529	529
Total	$343,467	$344,789	$7,983	$696,239
MARKET RISK BENEFITS
The following tables show a rollforward of MRB balances for variable annuity products, along with a reconciliation to the Company’s total net MRB positions as of the following dates:

	December 31, 2022
	Variable Annuities	Less: Reinsured Market Risk Benefits	Total, Net of Reinsurance
	(in thousands)
Balance, beginning of period	$8,884,362	$(906,484)	$7,977,878
Effect of cumulative changes in non-performance risk	287,605	0	287,605
Balance, beginning of period, before effect of changes in non-performance risk	9,171,967	(906,484)	8,265,483
Attributed fees collected	1,249,956	(147,727)	1,102,229
Claims paid	(64,406)	3,456	(60,950)
Interest accrual	143,483	(13,438)	130,045
Actual in force different from expected	105,996	(9,968)	96,028
Effect of changes in interest rates	(7,271,427)	767,394	(6,504,033)
Effect of changes in equity markets	3,103,563	(326,575)	2,776,988
Effect of assumption update	(160,597)	23,171	(137,426)
Effect of changes in current period counterparty non-performance risk	0	187,910	187,910
Balance, end of period, before effect of changes in non-performance risk	6,278,535	(422,261)	5,856,274
Effect of cumulative changes in non-performance risk	(1,727,910)	0	(1,727,910)
Balance, end of period	$4,550,625	$(422,261)	$4,128,364

	December 31, 2021
	Variable Annuities	Less: Reinsured Market Risk Benefits	Total, Net of Reinsurance
	(in thousands)
Balance, beginning of period	$13,577,543	$(13,589,575)	$(12,032)
Effect of cumulative changes in non-performance risk	722,837	0	722,837
Balance, beginning of period, before effect of changes in non-performance risk	14,300,380	(13,589,575)	710,805
Attributed fees collected	1,368,434	(759,997)	608,437
Claims paid	(29,401)	14,648	(14,753)
Interest accrual	24,824	(16,593)	8,231
Actual in force different from expected	(19,290)	22,687	3,397
Effect of changes in interest rates	(3,461,436)	3,240,588	(220,848)
Effect of changes in equity markets	(2,789,777)	2,070,833	(718,944)
Effect of assumption update	(221,767)	221,767	0
Other(1)	0	8,223,470	8,223,470
Effect of changes in current period counterparty non-performance risk	0	(334,312)	(334,312)
Balance, end of period, before effect of changes in non-performance risk	9,171,967	(906,484)	8,265,483
Effect of cumulative changes in non-performance risk	(287,605)	0	(287,605)
Balance, end of period	$8,884,362	$(906,484)	$7,977,878
(1)     Includes the impact of the 2021 Variable Annuities Recapture. See Note 1 for additional information.
The following table presents accompanying information to the rollforward table above. See Note 9 for information on "Net amount at risk".

	December 31, 2022	December 31, 2021
	Variable Annuities
	($ in thousands)
Net amount at risk(1)	$12,141,947	$2,566,157
Weighted-average attained age of contractholders	68	66
(1) For contracts with multiple benefit features, the highest net amount at risk for each contract is included.

The table below reconciles MRB asset and liability positions as of the following dates:

	December 31, 2022	December 31, 2021
	Variable Annuities
	(in thousands)
Market risk benefit assets	$1,393,237	$1,786,565
Market risk benefit liabilities	5,521,601	9,764,443
Net liability	$4,128,364	$7,977,878